Consolidated Statements of Cash Flows - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Operating income (loss) before income taxes	$ 412,802	$ 391,868	$ (941,365)
Debits (credits) to income that do not represent cash flows
Depreciation and amortization	96,187	101,583	126,444
Provisions for loans and accounts receivable from customers and interbank loans	418,379	325,955	527,078
Provisions and write-offs for assets received in lieu of payment	24,006	282,176	4,006
Provisions for contingencies	986	1,038	3,119
Impairment	10	91	814,879
Net gain on sale of loans and accounts receivable from customers	(4,734)	(12,132)	(6,476)
Income received from Financial instruments at fair value through profit or loss	212,522	(60,655)	(64,410)
Income received from sale of Financial instruments at fair value through other comprehensive income	(23,123)	30,719	(58,092)
Net interest income	(1,170,467)	(976,307)	(866,437)
Fee and commission income	(263,140)	(226,809)	(204,378)
Fee and commission expense	90,141	73,267	63,379
Net foreign exchange gain (loss)	51,516	(149,165)	74,464
Net gain on sale of property, plant and equipment	2,875	(86)	131
Net gain on sale of assets received in lieu of payment	(3,684)	(5,758)	(3,287)
Net gain on sale of assets held for sale			(970)
Increase (decrease) on deferred tax assets and liabilities	21,759	(40,345)	(109,848)
Other charges (credits) that do not represent cash flows	(5,674)	(508)	39,013
Subtotal	(139,639)	(265,068)	(602,750)
Loans and accounts receivable from customers and interbank loans	(1,916,536)	(2,344,142)	745,029
Investments under resale agreements	443,404	(21,841)	(45,109)
Obligations under repurchase agreements	264,535	(172,845)	79,394
Financial instruments at fair value through profit or loss	(142,676)	67,766	17,895
Financial instruments at fair value through other comprehensive income	45,635	188,134	(1,749,279)
Financial instruments at amortized cost	(118,697)	(89,802)	4,039
Other assets and liabilities	(186,851)	(426,903)	111,619
Time deposits and other time liabilities	2,606,210	(1,335,621)	(187,123)
Deposits and other demand liabilities	(2,020,910)	1,378,689	1,323,958
Foreign borrowings obtained	4,206,362	3,225,153	3,326,628
Repayment of foreign borrowings	(4,506,966)	(2,456,214)	(2,450,227)
Interest paid	(1,062,046)	(638,567)	(597,602)
Interest received	2,079,164	1,639,859	1,471,570
Net fee and commission income	116,074	117,759	110,902
Taxes paid	(62,634)	(103,018)	(152,593)
Repayment of other borrowings		29,312	157
Proceeds from sale of assets received in lieu of payment	4,027	18,097	26,247
Net cash flows provided by (used in) operating activities	(391,544)	(1,189,252)	1,432,755
CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchase of property, plant and equipment and intangible assets	(57,812)	(46,170)	(67,675)
Sales of property, plant and equipment	4,076	98	157
Proceeds from sale of assets held for sale			1,550
Payments for investments in subsidiaries, net of cash acquired	(351,434)
Proceeds (payments) for investments in associates	1,763	(106)	(338)
Net cash flows provided by (used in) investing activities	(403,407)	(46,178)	(66,306)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowing obtained from the Central Bank of Chile		750,000	3,781,200
Payments of borrowings from the Central Bank of Chile			(1,524,000)
Debt instruments issued	1,049,243	794,125	408,402
Payments of debt issued	(746,838)	(470,437)	(935,094)
Payments of financial instruments of regulatory capital	(60,178)	(53,737)
Dividends paid	(83,332)	(2)	(127,086)
Payments of lease liabilities	(24,677)	(31,547)	(33,687)
Capital increase		825,305
Net cash flows provided by financing activities	134,218	1,813,707	1,569,735
Effect of changes in exchange rates	473,360	289,687	122,133
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(187,373)	867,964	3,058,317
Cash and cash equivalents at the beginning of the year	5,374,220	4,506,256	1,447,939
Cash and cash equivalents at end of the year	5,186,847	5,374,220	4,506,256
Net increase (decrease) in cash and cash equivalents	$ (187,373)	$ 867,964	$ 3,058,317